Related Party Transactions (Details) - USD ($)				1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 04, 2023	Feb. 09, 2023	Dec. 28, 2020	Dec. 31, 2020	Sep. 18, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Oct. 03, 2023	Jun. 16, 2023	Dec. 21, 2022	Dec. 08, 2022	Jan. 29, 2021
Related Party Transactions (Details) [Line Items]
Common stock par value						$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001					$ 0.0001
7GC Co Holdings INC [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value															$ 0.0001
Office space, utilities and secretarial and administrative support expenses								$ 10,000		$ 10,000
Incurred and expensed expenses						$ 30,000	$ 90,000	30,000	$ 90,000	120,000	$ 120,000
Proceeds from related party debt								$ 1,200,000	$ 0	$ 1,100,000	$ 0
Debt instrument conversion price per share | $ / shares						$ 10		$ 10		$ 10
Temporary equity, shares outstanding													3,172,000
Loans payable current						$ 2,300,000		$ 2,300,000		$ 1,100,000
7GC Co Holdings INC [Member] | Sponsor Forfeiture Agreement [Member] | Forfeited Private Placement Warrants [Member]
Related Party Transactions (Details) [Line Items]
Warrants issued	7,350,000
Warrants price per share	$ 11.5
7GC Co Holdings INC [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares			3,000,000
7GC Co Holdings INC [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares								18,850,000		18,850,000
Warrants issued								7,350,000		7,350,000
Warrants price per share						$ 1		$ 1		$ 1
Generating gross proceeds								$ 7,400,000		$ 7,400,000
7GC Co Holdings INC [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares					$ 25,000
Price per share					$ 0.005
Transfer of shares				25,000
Founder shares outstanding				5,750,000
Transfer of initial stockholders share				14,286
Shares subject to forfeiture				750,000
Issued and outstanding shares percentage				20.00%
7GC Co Holdings INC [Member] | Founder Shares [Member] | Over-Allotment Option [Member]
Related Party Transactions (Details) [Line Items]
Shares subject to forfeiture			750,000
7GC Co Holdings INC [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value						0.0001		$ 0.0001		$ 0.0001	$ 0.0001
7GC Co Holdings INC [Member] | Common Class B [Member] | Founder Shares [Member]
Related Party Transactions (Details) [Line Items]
Purchase of shares					5,031,250
Common stock par value					$ 0.0001
Stock dividends				0.143
Founder shares outstanding				5,750,000
7GC Co Holdings INC [Member] | Common Class A [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value						0.0001		0.0001		$ 0.0001	0.0001
Common stock equals or exceeds per share						$ 12		$ 12			$ 12
Temporary equity, shares outstanding						3,329,638		3,329,638		5,076,777			3,172,000
Percentage of redemption of common stock subject to forfeiture													100.00%
7GC Co Holdings INC [Member] | Common Class A [Member] | Private Placement [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share						$ 11.5		$ 11.5		$ 11.5
7GC Co Holdings INC [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value													$ 0.0001
Outstanding balance for advances						$ 67,000		$ 67,000
Proceeds from related party debt						0		0
Due to Related Parties						$ 30,000		$ 30,000		$ 0
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns and Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value						$ 0.0001		$ 0.0001		$ 0.0001
Maximum borrowing capacity						$ 2,300,000		$ 2,300,000		$ 2,300,000				$ 2,300,000
Proceeds from related party debt								1,100,000		1,100,000
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity						500,000		500,000		500,000				900,000
Proceeds from related party debt		$ 177,500				122,500		900,000		900,000
Debt Instrument Carrying Amount						500,000		500,000
7GC Co Holdings INC [Member] | Sponsor [Member] | Working Capital Drawdowns [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Proceeds from related party debt		$ 177,500
7GC Co Holdings INC [Member] | Sponsor [Member] | Extension Drawdowns [Member]
Related Party Transactions (Details) [Line Items]
Maximum borrowing capacity						1,800,000		1,800,000		1,800,000				$ 1,800,000
Proceeds from related party debt						900,000				200,000
Debt Instrument Carrying Amount						$ 1,800,000		$ 1,800,000
7GC Co Holdings INC [Member] | Sponsor [Member] | Out Of Pocket Expenses [Member]
Related Party Transactions (Details) [Line Items]
Outstanding balance for advances										$ 48,000	$ 0
7GC Co Holdings INC [Member] | Sponsor [Member] | Common Class B [Member]
Related Party Transactions (Details) [Line Items]
Common stock par value													$ 0.0001
7GC Co Holdings INC [Member] | Promissory Note Related Party [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount					$ 300,000
Borrowed loan (in Dollars)					$ 150,000
7GC Co Holdings INC [Member] | Working Capital Loans [Member]
Related Party Transactions (Details) [Line Items]
Warrants price per share						$ 1		$ 1		$ 1
Related party transaction								$ 1,500,000		$ 1,500,000
7GC Co Holdings INC [Member] | Working Capital Loans [Member] | Subsequent Event [Member]
Related Party Transactions (Details) [Line Items]
Debt Instrument, Face Amount												$ 500,000
Debt instrument conversion price per share | $ / shares												$ 10
Debt Instrument, Interest Rate, Stated Percentage												0.00%